Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Parenthetical [Abstract]
Trade receivables, allowances	$ 2,546	$ 2,696	$ 2,142
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued and outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued and outstanding	43,229,412	29,700,000	29,700,000